Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions
Schedule of related party transactions

	Q2 2025	Q2 2024	H1 2025	H1 2024
	US$’000	US$’000	US$’000	US$’000
Corporate service fees charged by related parties*	2,140	1,396	4,300	3,318
Ship management fees charged by related parties*	25	201	192	402

* “Related parties” refer to corporations controlled by the Company’s largest shareholder.

Schedule of key management's remuneration

	Q2 2025	Q2 2024	H1 2025	H1 2024
	US$’000	US$’000	US$’000	US$’000
Salaries and other short-term employee benefits	669	542	2,313	1,944
Post-employment benefits - contributions to defined contribution plans and share-based payment	610	423	995	706
Directors’ fees	144	187	296	250
	1,423	1,152	3,604	2,900